PROPERTY PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment

(in millions)	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2022	$122	$7,867	$22,569	$439	$3,384	$34,381
Additions	14	58	4	2	742	820
Transfers from construction in progress	—	257	466	4	(727)	—
Disposals	—	(25)	(172)	—	(7)	(204)
Effect of exchange rate changes	—	1	6	—	—	7
As of June 30, 2023	$136	$8,158	$22,873	$445	$3,392	$35,004
Net book value as of June 30, 2023	$93	$3,474	$3,793	$44	$3,385	$10,789

Accumulated Depreciation and Impairment
As of December 31, 2022	$39	$4,544	$18,804	$391	$7	$23,785
Additions	4	159	446	10	—	619
Disposals	—	(19)	(172)	—	—	(191)
Effect of exchange rate changes	—	—	2	—	—	2
As of June 30, 2023	$43	$4,684	$19,080	$401	$7	$24,215